DERIVATIVE LIABILITIES	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
DERIVATIVE LIABILITIES

NOTE 8.  DERIVATIVE LIABILITIES

The Company follows the authoritative guidance and accounts for derivative instruments at fair value. Gains and losses from changes in the fair value of derivatives are recognized in interest expense. The Company’s derivative instruments are stock warrants that contained anti-dilution provisions that were issued with certain debt and equity financings.

Warrants

In the past, the Company obtained financing from the issuance of convertible promissory notes and stock purchase agreements, which included Class A and Class B warrants. Both Class A and Class B warrants contained anti-dilution rights and are considered to be derivative liabilities under U.S. GAAP. During 2010, the Company adopted two new stock purchase agreements and has issued an aggregate of 8,293,834 warrants under the new stock purchase agreements. The warrants issued under these new stock purchase agreements have no anti-dilution rights and are not derivative liabilities. All warrants have 3-year terms and are exercisable for a purchase price of $0.21 per share or, in the case of Class B warrants, $0.315 per share.

The following table summarizes certain information about the Company’s warrants to purchase common stock.

	Derivative Liabilities			Weighted Average
	Warrants	Warrants	Other	Exercise
	Class A	Class B	Warrants	Price

Outstanding at December 31, 2010	21,909,111	21,186,886	2,377,167	$0.244
Warrants issued	—	—	5,916,667	0.210
Warrants expired	(2,277,285)	(2,197,921)	—	0.208
Outstanding at December 31, 2011	19,631,826	18,988,965	8,293,834	$0.253

The following tables provide the assets and liabilities carried at fair value as determined under the U.S. GAAP measurement framework on a recurring basis:

		Fair Value Measurements at December 31, 2011 using:
	Total	(Level 1)	(Level 2)	(Level 3)
Derivative liabilities	125,420	—	—	125,420
Totals	$125,420	$—	$—	$125,420

		Fair Value Measurements at December 31, 2010 using:
	Total	(Level 1)	(Level 2)	(Level 3)
Derivative liabilities	1,329,489	—	—	1,329,489
Totals	$1,329,489	$—	$—	$1,329,489

The derivative liabilities are measured at fair value using quoted market prices and estimated volatility factors, and are classified within Level 3 of the valuation hierarchy, due to use of an estimate of volatility factors. There were no changes in the valuation techniques during the years ended December 31, 2011 or 2010.

The following table provides a summary of the changes in the fair value of the derivative liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2011 and 2010:

Fair Value Measurements Using Level 3 Inputs

Derivative liability
Warrants:
Beginning balance as of December 31, 2009	$1,406,665
Fair value of warrants issued	774,981
Fair value of warrants expired	—
Total fair value adjustment	(852,157)
Balance as of December 31, 2010	1,329,489
Fair value of warrants issued	—
Fair value of warrants expired	—
Total fair value adjustment	(1,204,069)
Balance as of December 31, 2011	$125,420

During the years ended December 31, 2011 and 2010, the Company recognized gains in fair value of derivative liabilities of $1,204,069 and $77,176, respectively.

The fair value of the Class A and Class B warrants, which are derivative liabilities was determined using the Black-Scholes option pricing model with the following assumptions:

	December 31,	December 31,
	2011	2010
Warrants:
Risk-free interest rate	0.06% - 0.25%	0.29% - 1.02%
Expected volatility	29% - 146%	10% - 167%
Expected life (in years)	0.33 - 1.75	0.67 - 2.75
Expected dividend yield	-	-

Aggregate fair value of warrants outstanding	$125,420	$1,329,489

The aggregate intrinsic value of the warrants outstanding and exercisable at December 31, 2011 and 2010 was $0 and $22,675, respectively. All warrants were fully exercisable and there was no unamortized cost to be recognized in future periods.

NOTE 8

Derivative Liabilities

The Company follows the authoritative guidance and accounts for its derivative instruments at fair value. Gains and losses from changes in fair values of derivatives are recognized currently in earnings. The Company’s derivative instruments resulted from the issuance of warrants to purchase shares of common stock associated with certain debt and equity financings that contained anti-dilutive provisions.

Warrants

During 2010 and 2009, the Company entered into financing agreements for convertible promissory notes payable and stock purchase agreements, which included both Class A and Class B warrants. During the fourth quarter of 2010, the Company issued 2,377,167 warrants to purchase common stock of the Company associated with two new stock purchase agreements under which the terms of the warrants have no anti-dilution rights. Warrants issued under the new agreements are not considered to be derivative instruments. All warrants have 3-year terms and are exercisable for a purchase price of $0.21 per share or, in the case of Class B warrants, $0.315 per share.

The following table summarizes certain information about the Company’s warrants to purchase common stock.

	Derivative Liabilities			Weighted
	Warrants	Warrants		Average
	Class A	Class B	Warrants	Exercise Price
Outstanding at December 31, 2008	13,987,204	9,634,763	—	$0.253
Warrants Granted	8,251,982	8,220,236	—	0.262
Warrants Expired	(3,305,382)	(2,203,588)	—	0.252
Outstanding at December 31, 2009	18,933,804	15,651,411	—	$0.258
Warrants Granted	7,356,033	7,356,031	2,377,167	0.255
Warrants Expired	(4,380,726)	(1,820,556)	—	1.42
Outstanding at December 31, 2010	21,909,111	21,186,886	2,377,167	$0.244

The fair value of the Company’s warrants were calculated using the following assumptions:

	December 31,	December 31,
Warrants:	2010	2009

Risk-free interest rate	0.29%-1.02%	0.18%-1.45%
Expected volatility	10%-167%	0.69%-168%
Expected life (in years)	0.67-2.75	0.68-2.92
Expected dividend yield	-	-

Aggregate fair value of warrants outstanding:	$1,329,489	$1,406,665

The aggregate intrinsic value of the Class A and Class B warrants outstanding and exercisable as of December 31, 2010 was $22,675. All warrant shares were fully exercisable and there was no unamortized cost to be recognized in future periods.  The aggregate fair value of the warrants outstanding and exercisable as of December 31, 2010 was $1,329,489 and as of December 31, 2009 was $1,406,665.